Fair Value Measurements - Summary of Plan's Assets by Level, within Fair Value Hierarchy, Measured at Fair Value on Recurring Basis (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 658,646,319	$ 577,816,810
Fixed Income
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	43,622,050	40,730,371
Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	357,195,391	322,153,435
Employer Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,751,151	26,631,541
Total Investments Exclude Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	431,568,592	389,515,347
Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	227,077,727	188,301,463
Level 1 | Fixed Income
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	43,622,050	40,730,371
Level 1 | Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	357,195,391	322,153,435
Level 1 | Employer Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,751,151	26,631,541
Level 1 | Total Investments Exclude Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	431,568,592	389,515,347
Level 2 | Fixed Income
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Employer Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Total Investments Exclude Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Fixed Income
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Employer Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Total Investments Exclude Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0